Average Annual Total Returns - SA PGI Asset Allocation Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Blended Index 1 Year	Blended Index 5 Years	Blended Index 10 Years
Total	9.90%	9.76%	8.40%	9.73%	9.59%	8.24%	9.64%	9.50%	8.14%	18.40%	15.22%	13.88%	7.51%	4.44%	3.84%	14.73%	11.11%	10.02%